Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.60%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–5.09%
Invesco Global Real Estate Income Fund, Class R6	1.97%	$7,579,479	$417,425	$(808,047)	$(162,021)	$33,192	$159,973	936,343	$7,060,028
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.12%	10,596,254	801,677	(278,603)	110,644	(34,697)	—	1,478,900	11,195,275
Total Alternative Funds		18,175,733	1,219,102	(1,086,650)	(51,377)	(1,505)	159,973		18,255,303
Domestic Equity Funds–10.12%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	1.90%	5,293,956	2,359,553	(998,480)	103,736	42,275	—	262,995	6,801,040
Invesco Main Street Small Cap Fund, Class R6	1.20%	4,735,550	432,556	(1,128,451)	386,853	(126,284)	—	230,699	4,300,224
Invesco Russell 1000® Dynamic Multifactor ETF(c)	2.59%	9,843,737	301,923	(1,585,085)	747,442	(6,439)	123,762	202,914	9,301,578
Invesco S&P 500® Low Volatility ETF	2.14%	9,570,047	428,391	(1,599,644)	(648,837)	(60,107)	152,109	130,802	7,689,850
Invesco S&P 500® Pure Growth ETF	1.29%	8,729,704	698,705	(4,637,915)	(434,796)	267,352	75,319	153,335	4,623,050
Invesco S&P 500® Pure Value ETF	1.00%	5,754,378	—	(1,950,778)	(619,586)	392,195	78,998	48,603	3,576,209
Total Domestic Equity Funds		43,927,372	4,221,128	(11,900,353)	(465,188)	508,992	430,188		36,291,951
Fixed Income Funds–78.34%
Invesco 1-30 Laddered Treasury ETF	12.76%	62,791,886	4,099,640	(18,418,298)	848,536	(3,569,239)	1,016,589	1,706,547	45,752,525
Invesco Core Plus Bond Fund, Class R6	17.76%	74,777,453	4,530,958	(12,812,074)	630,899	(3,447,305)	2,397,634	7,302,744	63,679,931
Invesco Floating Rate ESG Fund, Class R6	6.82%	—	24,329,050	—	105,187	—	285,560	3,577,487	24,434,237
Invesco Fundamental High Yield® Corporate Bond ETF	—	18,476,144	161,674	(18,644,857)	1,673,557	(1,666,518)	183,208	—	—
Invesco High Yield Fund, Class R6	10.73%	—	39,960,572	(1,375,263)	(113,818)	7,479	1,301,640	11,350,729	38,478,970
Invesco Income Fund, Class R6	1.01%	6,402,490	196,014	(2,890,932)	(107,338)	34,567	196,004	546,587	3,634,801
Invesco International Bond Fund, Class R6	7.75%	15,870,511	15,440,638	(2,948,455)	(410,715)	(170,488)	889,463	6,662,228	27,781,491
Invesco Master Loan Fund, Class R6	1.08%	28,835,120	1,660,535	(25,972,739)	(1,312,766)	654,689	1,649,535	260,606	3,864,839
Invesco Taxable Municipal Bond ETF(c)	8.22%	37,958,912	660,012	(8,933,967)	2,008,157	(2,235,120)	920,581	1,164,808	29,457,994
Invesco Variable Rate Investment Grade ETF	12.21%	34,878,214	12,064,976	(3,621,756)	439,281	5,409	1,849,503	1,754,533	43,766,124
Total Fixed Income Funds		279,990,730	103,104,069	(95,618,341)	3,760,980	(10,386,526)	10,689,717		280,850,912
Foreign Equity Funds–5.87%
Invesco Developing Markets Fund, Class R6	1.20%	5,760,099	—	(1,748,910)	1,109,121	(806,920)	—	118,532	4,313,390
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.95%	—	3,711,371	(386,301)	61,777	17,155	76,507	78,199	3,404,002
Invesco Global Infrastructure Fund, Class R6	0.89%	3,674,829	70,397	(155,195)	(395,732)	(15,597)	66,139	309,815	3,178,702
Invesco International Select Equity Fund, Class R6	—	4,560,426	—	(4,766,782)	1,606,909	(1,400,553)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	0.91%	—	3,760,498	(484,100)	(26,252)	24,786	—	93,757	3,274,932
Invesco RAFI™ Strategic Developed ex-US ETF	—	5,830,446	—	(6,003,114)	596,541	(423,873)	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	0.97%	3,748,559	20,520	(225,688)	(48,369)	(25,229)	100,421	154,213	3,469,793
Invesco S&P International Developed Low Volatility ETF	0.95%	3,768,321	10,787	(309,609)	(71,398)	(7,802)	108,463	129,910	3,390,299
Total Foreign Equity Funds		27,342,680	7,573,573	(14,079,699)	2,832,597	(2,638,033)	351,530		21,031,118
Money Market Funds–0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)	0.06%	700,953	19,446,650	(19,916,981)	—	—	31,252	230,622	230,622
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.60%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)	0.05%	$500,821	$13,890,464	$(14,226,415)	$(23)	$(344)	$22,843	164,470	$164,503
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)	0.07%	801,089	22,224,742	(22,762,264)	—	—	35,655	263,567	263,567
Total Money Market Funds		2,002,863	55,561,856	(56,905,660)	(23)	(344)	89,750		658,692
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $398,302,735)	99.60%	371,439,378	171,679,728	(179,590,703)	6,076,989	(12,517,416)	11,721,158		357,087,976

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.28%
Invesco Private Government Fund, 5.30%(d)(e)	0.36%	—	20,122,009	(18,843,066)	—	—	98,798(f)	1,278,943	1,278,943
Invesco Private Prime Fund, 5.51%(d)(e)	0.92%	—	49,193,039	(45,900,079)	(310)	(3,942)	264,955(f)	3,288,708	3,288,708
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,567,961)	1.28%	—	69,315,048	(64,743,145)	(310)	(3,942)	363,753		4,567,651
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $402,870,696)	100.88%	$371,439,378	$240,994,776	$(244,333,848)	$6,076,679	$(12,521,358)	$12,084,911		$361,655,627
OTHER ASSETS LESS LIABILITIES	(0.88)%								(3,139,662)
NET ASSETS	100.00%								$358,515,965
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$356,429,284	$—	$—	$356,429,284
Money Market Funds	658,692	4,567,651	—	5,226,343
Total Investments	$357,087,976	$4,567,651	$—	$361,655,627
Invesco Select Risk: Conservative Investor Fund